Schedule of borrowings term loan (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total borrowings		$ 3,499,706	$ 4,319,182
Non-current portion
Current portion		3,499,706	4,319,182
Term loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[1]	38,145	118,558
Term loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[2]		108,888
Term loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[3]		137,837
Term loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[4]	170,353	528,376
Term loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[5]	1,264,699	1,573,182
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[6]	196,433	124,780
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[7]	$ 1,830,076	$ 1,727,561

[1]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 132 months period commencing July 2015. The interest rates charged were at the bank’s Business Financing Rate (“BFR”) of 5.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. As of December 31, 2025, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.
[2]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5-year period commencing from year 2021. The interest rates charged are 2% per annum on monthly rests. It contains a repayment on demand clause and therefore it was classified as current liabilities as at December 31, 2024. As of December 31, 2025, this loan was fully repaid.
[3]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a
[4]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5-year period commencing from year 2021. The interest rates charged are 2.5% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. As of December 31, 2025, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.
[5]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3-year period commencing year 2023. The interest rates charged are 2% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. The balance as of December 31, 2025 is due for full repayment before the end of the next financial year and is accordingly classified as current liabilities. Subsequent to the end of the financial year, the Company refinanced the loan and on January 22, 2026, a notification was sent to redeem Term Loan VII.
[6]	The Group has a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has no recourse and the Group is only liable for unpaid receivables if the non-payment results from, inter alia, fraud, illegality, dispute, misrepresentation, loss of right, title and interests in the receivables, the non-payment constitutes and event not covered by the relevant credit insurance policy or an event which renders the Bank unable to claim the relevant credit insurance policy.
[7]	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2% per annum above the Bank’s Cost of Funds or 2% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2025 and 2024.